Derivatives - Schedule of Credit Derivatives (Details) - Credit derivatives - Credit Default Swap $ in Millions	6 Months Ended
Dec. 31, 2021 USD ($)
Credit Derivatives [Line Items]
Notional Amount	$ 100
Fair Value	2
Offsetting Notional Amount	0
Offsetting Fair Value	0
Investment grade risk exposure
Credit Derivatives [Line Items]
Notional Amount	100
Fair Value	$ 2
Weighted Average Years to Maturity	5 years
Offsetting Notional Amount	$ 0
Offsetting Fair Value	$ 0